Other Long-term Assets (Details 3) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Housing loans made to employees
Term of staff housing loan	5 years
Staff housing loans outstanding repayable within 12 months	24.7	19.2
Minimum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.00%	3.00%
Maximum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%	3.50%